Stock-Based Compensation (Tables) 10-Q	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions	The following key assumptions were used to estimate the fair value, presented on a weighted average basis:

June 30, 2026
Expected volatility	90%
Expected term (years)	5.91
Risk free interest rate	3.77%
Expected dividend yield	$—

Share-Based Payment Arrangement, Option, Activity
Total option activity for the three and six months ended June 30, 2026 is summarized as follows:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding as of December 31, 2025	11,107,938	$1.23	9.8
Granted	106,430	$1.23	10.0
Forfeited	(851,256)	$—	—

Outstanding as of June 30, 2026	10,363,112	$1.23	8.3
Stock options exercisable as of June 30, 2026	4,574,465	$1.23	8.3
Stock options vested and expected to vest at June 30, 2026	10,363,112	$1.23	8.3

A summary of stock option activity for the year ended December 31, 2025 is as follows:

	Shares	Weighted Avg. Exercise Price
Outstanding, December 31, 2024	—	—
Granted	11,154,006	$1.2260
Forfeited	(46,069)	1.2260

Outstanding, December 31, 2025	11,107,937	$1.2260
Exercisable, December 31, 2025	3,486,608	$1.2260